U.S. SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

    Read instructions at end of Form before preparing Form.
                     Please print or type.


      1. Name and address of issuer: Prudential High Yield Fund, Inc., One Seaport Plaza, New York, New York 10292.

     2.   Name of each series or class of funds for which this notice is filed:
             Class A, Class B and Class C Shares

     3.   Investment Company Act File Number:811-2896.
          Securities Act File Number: 2-63394.

      4. Last day of fiscal year for which this notice is filed: December 31, 1995.

      5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                       [ ]
      6.    Date of termination of issuer's declaration under rule  24f-2(a)(1),
if        applicable     (see instruction A.6):

     7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the
fiscal year:   None/$0

      8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: 13,885,394/$113,582,524

      9. Number and aggregate sale price of securities sold during the fiscal year: 211,460,374/$1,687,479,636

      10.  Number and aggregate sale price of securities sold during  the fiscal
year    in    reliance   upon   registration   pursuant    to     rule    24f-2:
197,574,980/$1,573,897,112

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):
     22,543,946/$180,623,667

12.  Calculation of registration fee:

     (i)       Aggregate sale price of securities
                    sold during the fiscal year in
                    reliance  on  rule  24f-2  (from  item  10):  $1,573,897,112

          (ii)      Aggregate price of shares issued in
           connection  with dividend reinvestment                +   180,623,667
plans (from item 11, if applicable):

     (iii)     Aggregate price of shares redeemed or
                    repurchased during the fiscal year
                      (if  applicable):                       (1,558,623,714)

          (iv)      Aggregate price of shares redeemed or
                    repurchased and previously applied
                    as a reduction to filing fees
                    pursuant to rule 24e-2 (if  applicable):        -0-

           (v)      Net aggregate price of securities
                    sold and issued during the fiscal
                    year in reliance of rule 24f-2
                    [line (i), plus line (ii), less line
          (iii), plus line (iv)]
          (if applicable):                                           195,897,065

          (vi)      Multiplier prescribed by section
                    6(b) of the Securities Act of 1933
                    or other applicable law or regulation
                     (see  instruction  C.6):                    X  1/2900

         (vii)       Fee due [line (i) or line (v)
                     multiplied  by line  (vi)]:               $67,550.71


Instructions: Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other
     Procedures (17 CFR 202.3a).(u)



      Date  of  mailing  or  wire transfer of filing fees to  the   Commission's
lockbox
     depository:


                              SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                                                             /s/  S.  Jane  Rose
By   S. Jane Rose,Secretary
     Date: February 26, 1996



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